GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative
SCHEDULE OF GENERAL AND ADMINISTRATIVE

	Year ended December 31,
	2024	2023	2022

Payroll and related expenses	$1,733	$1,815	$1,845
Share-based payment	126	212	323
Professional services	1,593	1,635	1,451
Travel expenses	84	61	115
Rent and office maintenance	138	139	118
Depreciation	13	20	20
Marketing and others	488	457	393
	$4,175	$4,339	4,265	$